Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions

15.	PROVISIONS

At December 31, 2020, 2019 and 2018, this line item amounted to €1,031, €2,061, and €112, respectively.

The provisions recorded as of December 31,  2020 are mainly related to:

•	The closing those costs of RESOLVE-IT for (€378)that, following a detailed review, do not have any economic benefit under IAS 37 ;
•

The estimated support costs related to the reduction in force plan implemented in late 2020, such as return-to-work bonuses for €178, trainings for €264, business start-up assistance for €30 and various other benefits for €51 (i.e. a total of €523).

The accruals as of December 31, 2019 related to the research tax credit dispute (€1,892) have been reversed during the year as the dispute has been resolved following the payment of the 2014 research tax credit balance following the receipt of the assessment notice in July 2020.